Equity Method Investment	12 Months Ended
Mar. 31, 2025
Equity Method Investment [Abstract]
EQUITY METHOD INVESTMENT

NOTE 8 — EQUITY METHOD INVESTMENT

During the year ended March 31, 2018, the Company invested an aggregate amount of RMB1.4 million in exchange for 35% of the equity interest of Philectronics Inc. (“Philectronics”), which was recorded under the equity method. The Company recorded its pro-rata share of losses in Philectronics of as other (income) expenses, net in the consolidated statements of comprehensive loss. Philectronics has net liability position and temporarily ceased its operation without foreseeable plan for resuming its business operation. As of March 31, 2024, full provision was made for the impairment of the Company’s equity interest of Philectronics.

	March 31,
	2024	2025
	RMB	RMB
Cost	1,425	-
Impairment provision	(1,425)	-
Net	-	-